INTANGIBLE ASSETS, NET - Expected amortization expenses (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
INTANGIBLE ASSETS, NET
2023	¥ 7,053
2024	4,237
2025	2,975
2026	2,425
2027 and thereafter	¥ 3,910